Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 5,333,729	$ 3,113,693			$ 12,014,133	$ 9,566,571	$ 12,787,262	$ 11,800,228
Cost of revenue	700,901	602,641			2,077,306	1,727,626	2,358,114	3,497,364
Gross profit	4,632,828	2,511,052			9,936,827	7,838,945	10,429,148	8,302,864
Operating expenses
General and administrative expenses	7,134,472	1,916,196			11,315,716	5,571,086	7,814,809	5,318,338
Provision for credit losses	491,918	543,902			1,539,292	3,106,144	4,019,840	5,561,517
Professional fees	717,538	610,057			2,044,950	1,757,637	2,517,381	1,728,146
Total operating expense	8,343,928	3,070,155			14,899,958	10,434,867	14,352,030	12,608,001
Loss from operations	(3,711,100)	(559,103)			(4,963,131)	(2,595,922)	(3,922,882)	(4,305,137)
Interest expense	(2,715,575)	(1,251,370)			(5,498,192)	(3,379,040)	(4,643,396)	(3,350,913)
Loss on write down of investment		(232)				(1,917)	(1,917)	(17,157)
Gain on sale of fixed asset							4,230
Foreign exchange loss							(38,760)
Total other income (expenses)	(2,795,191)	(1,259,204)			(5,525,686)	(3,400,713)	(4,679,843)	(3,368,070)
Net loss before income taxes	(6,506,291)	(1,818,307)			(10,488,817)	(5,996,635)	(8,602,725)	(7,673,207)
Income tax expenses	(11,084)				(11,084)		(56,055)
Net loss	(6,517,375)	(1,818,307)	$ (2,072,900)	$ (2,105,881)	(10,499,901)	(5,996,635)	(8,658,780)	(7,673,207)
Preferred shares interest expense							(462,596)	(147,955)
Net loss to common shareholders	$ (11,048,511)	$ (1,927,132)			$ (15,380,249)	$ (6,320,406)	$ (9,121,376)	$ (7,821,162)
Net loss per common share – basic and diluted	$ (0.06)	$ (0.02)			$ (0.12)	$ (0.07)	$ (0.10)	$ (0.11)
Weighted average common shares outstanding – basic and diluted	183,789,802	93,279,734			132,552,248	91,789,844	92,638,720	68,039,666
Comprehensive loss:
Net loss	$ (6,517,375)	$ (1,818,307)			$ (10,499,901)	$ (5,996,635)	$ (9,121,376)	$ (7,821,162)
Unrealized gain on foreign currency translation		(580)			2,480	(1,033)	2,671
Total comprehensive loss	$ (6,517,375)	$ (1,818,887)			$ (10,497,421)	$ (5,997,668)	$ (9,118,705)	$ (7,821,162)